Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Repurchases of shares	[1]	$ (4,519)
Scrip dividends			$ 4,751	$ 5,282
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance		696	683
Repurchases of shares	[1]	(11)
Scrip dividends			13	17
Ending balance		$ 685	$ 696	$ 683
Class A Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares		4,597,136,050	4,428,903,813
Repurchases of shares, in shares		(125,246,754)
Scrip dividends, in shares			168,232,237
Ending balance, in shares		4,471,889,296	4,597,136,050	4,428,903,813
Beginning balance		$ 387	$ 374
Repurchases of shares		(11)
Scrip dividends			13
Ending balance		$ 376	$ 387	$ 374
Class B Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares		3,745,486,731	3,745,486,731
Ending balance, in shares		3,745,486,731	3,745,486,731	3,745,486,731
Beginning balance		$ 309	$ 309
Ending balance		$ 309	$ 309	$ 309

[1]	The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration Shell is contractually bound to under the current tranche of the buyback programme, plus associated stamp duty.